CONCENTRATIONS OF RISK	12 Months Ended
Dec. 31, 2023
Risks and Uncertainties [Abstract]
CONCENTRATIONS OF RISK

NOTE 13 – CONCENTRATIONS OF RISK

Customers Concentrations

The following table sets forth information as to each customer that accounted for top 5 of the Company’s revenues for the years ended December 31, 2023, 2022 and 2021.

	For the years ended December 31,
	2023		2022		2021
Customers	Amount $	%	Amount $	%	Amount $	%
A	1,587,904	20	3,323,319	37	2,678,921	24
B	721,344	9	829,527	9	914,871	8
C	555,751	7	358,996	4	-	-
D	213,959	3	345,325	4	-	-
E	198,838	3	335,898	4	-	-
F	-	-	-	-	2,128,656	19
G	-	-	-	-	616,120	6
H	-	-	-	-	379,558	4

The following table sets forth information as to each customer that accounted for top 5 of the Company’s accounts receivable as of December 31, 2023 and 2022.

	As of December 31,
	2023		2022
Customers	Amount $	%	Amount $	%
A	528,155	25	911,237	42
B	297,368	14	379,321	17
C	47,658	2	103,483	5
D	29,414	1	101,348	5
E	106,547	5	62,874	3

Suppliers Concentrations

The following table sets forth information as to each supplier that accounted for top 5 of the Company’s purchase for the years ended December 31, 2023, 2022 and 2021.

	For the years ended December 31,
	2023		2022		2021
Suppliers	Amount $	%	Amount $	%	Amount $	%
A	1,753,080	28	2,369,888	35	1,814,119	21
B	546,745	9	577,429	9	867,258	10
C	462,085	7	330,220	5	372,892	4
D	228,127	4	221,545	3	-	-
E	100,307	1	197,774	3	-	-
F	-	-	-	-	701,040	8
G	-	-	-	-	505,308	6